Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	$ 28,643.5		$ 30,192.5
Trading Account	8.0		8.0
Contingent Consideration	50.1		56.8
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	28,651.5		30,200.5
Contingent Consideration	50.1		56.8
Fair Value, Measurements, Recurring | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	28,643.5		30,192.5
Trading Account	8.0		8.0
Fair Value, Measurements, Recurring | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,784.6		4,029.4
Fair Value, Measurements, Recurring | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	14.1		15.8
Fair Value, Measurements, Recurring | Securities Investment | U.S. Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	18,638.8		16,771.4
Fair Value, Measurements, Recurring | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,618.4		2,676.7
Fair Value, Measurements, Recurring | Securities Investment | Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,748.0		754.9
Fair Value, Measurements, Recurring | Securities Investment | Supranational Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,060.7		972.1
Fair Value, Measurements, Recurring | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	92.0		163.8
Fair Value, Measurements, Recurring | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,283.9		1,604.8
Fair Value, Measurements, Recurring | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	97.8		178.3
Fair Value, Measurements, Recurring | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	305.2		433.5
Fair Value, Measurements, Recurring | Securities Investment | Non-U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			173.7
Fair Value, Measurements, Recurring | Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			2,418.1
Fair Value, Measurements, Recurring | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	965.8		1,182.6
Fair Value, Measurements, Recurring | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	1,756.6		3,087.3
Fair Value, Measurements, Recurring | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	310.3		338.3
Fair Value, Measurements, Recurring | Other Assets | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets			0.7
Fair Value, Measurements, Recurring | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	615.5		942.6
Fair Value, Measurements, Recurring | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	1,772.7		2,991.6
Fair Value, Measurements, Recurring | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	249.3		231.9
Fair Value, Measurements, Recurring | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	1.0		0.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	1,784.6		4,029.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,784.6		4,029.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Securities Investment | U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,784.6		4,029.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	26,769.1		25,992.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	26,761.1		25,984.8
Trading Account	8.0		8.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Obligations of States and Political Subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	14.1		15.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | U.S. Government Sponsored Agency
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	18,638.8		16,771.4
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Corporate Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,618.4		2,676.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,748.0		754.9
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Supranational Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	1,060.7		972.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Residential Mortgage-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	92.0		163.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Other Asset-Backed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	2,283.9		1,604.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Others
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	305.2		433.5
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Non-U.S. Government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			173.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Securities Investment | Certificates of Deposit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale			2,418.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	2,066.9		3,426.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	1,756.6		3,087.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	310.3		338.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Assets | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets			0.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	2,023.0		3,223.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Foreign Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	1,772.7		2,991.6
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Interest Rate Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	249.3		231.9
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Other Liabilities | Credit Default Swap Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	1.0		0.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total Available for Sale and Trading Securities	97.8		178.3
Contingent Consideration	50.1		56.8
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	97.8		178.3
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Securities Investment | Auction Rate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for Sale	97.8		178.3
Fair Value, Measurements, Recurring | Netting and Collateral | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Assets	(1,101.1)	[1]	(2,243.7)	[2]
Fair Value, Measurements, Recurring | Netting and Collateral | Other Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivatives Liabilities	$ (1,407.5)	[1]	$ (2,281.0)	[2]

[1]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2012, derivative assets and liabilities shown above also include reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.
[2]	Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. As of December 31, 2011, derivative assets and liabilities shown above also include reductions of $220.1 million and $257.4 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.